PRIVATE PLACEMENT (Details Narrative) - USD ($)	3 Months Ended	11 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Private Placement [Member]
Defined Benefit Plan Disclosure [Line Items]
Stock Issued During Period, Shares, New Issues	100,000	100,000
Sale of Stock, Price Per Share	$ 10.00	$ 10.00
Proceeds from Issuance of Private Placement	$ 3,500,000	$ 3,500,000
Over-Allotment Option [Member] | Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Stock Issued During Period, Shares, New Issues	115,000	115,000
Proceeds from Issuance of Private Placement	$ 3,875,000	$ 3,875,000
Sponsor [Member] | Private Placement [Member]
Defined Benefit Plan Disclosure [Line Items]
Stock Issued During Period, Shares, New Issues	250,000	250,000
Sponsor [Member] | Over-Allotment Option [Member] | Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Stock Issued During Period, Shares, New Issues	272,500	272,500